Summary of Significant Accounting Policies: Restricted Cash (Details) (USD $)	Mar. 31, 2014	Jun. 30, 2013	Jun. 30, 2012
Escrow Deposit	$ 12,609,747	$ 12,574,051	$ 9,449,905
Restricted Cash and Cash Equivalents	7,742,146	7,720,232	9,449,905
Notes payable	9,735,203	9,707,638
Bank Overdrafts | US ($)
Restricted Cash and Cash Equivalents	$ 4,867,601	$ 4,853,819	$ 0